Shareholder Report, Holdings (Details)	Jun. 30, 2026
Boston Trust Asset Management Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Asset Management Fund | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Asset Management Fund | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Asset Management Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Boston Trust Asset Management Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Boston Trust Asset Management Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Boston Trust Asset Management Fund | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Boston Trust Asset Management Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Boston Trust Asset Management Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Boston Trust Asset Management Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Asset Management Fund | U.S. Government & U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Boston Trust Asset Management Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Boston Trust Asset Management Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Boston Trust Asset Management Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Boston Trust Asset Management Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Boston Trust Asset Management Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Boston Trust Asset Management Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust Asset Management Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Boston Trust Asset Management Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Asset Management Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Boston Trust Asset Management Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Boston Trust Asset Management Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Equity Fund | W.W. Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Boston Trust Equity Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Equity Fund | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Equity Fund | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Equity Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Boston Trust Equity Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Boston Trust Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Boston Trust Equity Fund | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Boston Trust Equity Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Boston Trust Equity Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Boston Trust Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Boston Trust Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Boston Trust Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Boston Trust Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Boston Trust Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Boston Trust Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Boston Trust Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Boston Trust Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Boston Trust Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Midcap Fund | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Midcap Fund | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | Mettler-Toledo International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Midcap Fund | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Midcap Fund | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Midcap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Midcap Fund | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Midcap Fund | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Midcap Fund | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Midcap Fund | Nordson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Midcap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Boston Trust Midcap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Boston Trust Midcap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Boston Trust Midcap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Boston Trust Midcap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Boston Trust Midcap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Boston Trust Midcap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Boston Trust Midcap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Boston Trust Midcap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Midcap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Boston Trust Midcap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Boston Trust Midcap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Boston Trust SMID Cap Fund | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust SMID Cap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust SMID Cap Fund | IDEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | Cincinnati Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust SMID Cap Fund | Nordson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust SMID Cap Fund | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust SMID Cap Fund | Qualys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust SMID Cap Fund | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust SMID Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Boston Trust SMID Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Boston Trust SMID Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Boston Trust SMID Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Boston Trust SMID Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Boston Trust SMID Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Boston Trust SMID Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust SMID Cap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Boston Trust SMID Cap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Boston Trust SMID Cap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Boston Trust SMID Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Boston Trust SMID Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Boston Trust Walden Balanced Fund | U.S. Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Boston Trust Walden Balanced Fund | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Boston Trust Walden Balanced Fund | U.S. Treasury Inflation Indexed Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Balanced Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Boston Trust Walden Balanced Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Boston Trust Walden Balanced Fund | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Boston Trust Walden Balanced Fund | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Boston Trust Walden Balanced Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Boston Trust Walden Balanced Fund | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Boston Trust Walden Balanced Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Boston Trust Walden Balanced Fund | U.S. Government & U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Boston Trust Walden Balanced Fund | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Boston Trust Walden Balanced Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Boston Trust Walden Balanced Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Boston Trust Walden Balanced Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Boston Trust Walden Balanced Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Boston Trust Walden Balanced Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Boston Trust Walden Balanced Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Balanced Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Boston Trust Walden Balanced Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Boston Trust Walden Balanced Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Balanced Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Boston Trust Walden Balanced Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Boston Trust Walden Equity Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Boston Trust Walden Equity Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Walden Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Boston Trust Walden Equity Fund | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Boston Trust Walden Equity Fund | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Boston Trust Walden Equity Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Boston Trust Walden Equity Fund | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Boston Trust Walden Equity Fund | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Boston Trust Walden Equity Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Boston Trust Walden Equity Fund | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Boston Trust Walden Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Boston Trust Walden Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Boston Trust Walden Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Boston Trust Walden Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Boston Trust Walden Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Boston Trust Walden Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Boston Trust Walden Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Boston Trust Walden Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Boston Trust Walden Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Boston Trust Walden Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Boston Trust Walden Midcap Fund | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Walden Midcap Fund | Mettler-Toledo International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Midcap Fund | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden Midcap Fund | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden Midcap Fund | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Midcap Fund | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Midcap Fund | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Midcap Fund | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | Essential Utilities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden Midcap Fund | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden Midcap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Boston Trust Walden Midcap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Boston Trust Walden Midcap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Boston Trust Walden Midcap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Boston Trust Walden Midcap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Boston Trust Walden Midcap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Boston Trust Walden Midcap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Boston Trust Walden Midcap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Boston Trust Walden Midcap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Boston Trust Walden Midcap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Boston Trust Walden Midcap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Boston Trust Walden Midcap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Boston Trust Walden SMID Cap Fund | IDEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden SMID Cap Fund | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden SMID Cap Fund | Cincinnati Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden SMID Cap Fund | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden SMID Cap Fund | Cullen/Frost Bankers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden SMID Cap Fund | Acuity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Boston Trust Walden SMID Cap Fund | Nordson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden SMID Cap Fund | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden SMID Cap Fund | Qualys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Boston Trust Walden SMID Cap Fund | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Boston Trust Walden SMID Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Boston Trust Walden SMID Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Boston Trust Walden SMID Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Boston Trust Walden SMID Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Boston Trust Walden SMID Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Boston Trust Walden SMID Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Boston Trust Walden SMID Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Boston Trust Walden SMID Cap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Boston Trust Walden SMID Cap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Boston Trust Walden SMID Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Boston Trust Walden SMID Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Boston Trust Walden Small Cap Fund | Watts Water Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Boston Trust Walden Small Cap Fund | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden Small Cap Fund | A10 Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Small Cap Fund | Axcelis Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Small Cap Fund | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Boston Trust Walden Small Cap Fund | Plexus Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden Small Cap Fund | UFP Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden Small Cap Fund | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Small Cap Fund | Globus Medical, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Small Cap Fund | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Boston Trust Walden Small Cap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Boston Trust Walden Small Cap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Boston Trust Walden Small Cap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Boston Trust Walden Small Cap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Boston Trust Walden Small Cap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Boston Trust Walden Small Cap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Boston Trust Walden Small Cap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Boston Trust Walden Small Cap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden Small Cap Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Boston Trust Walden Small Cap Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Boston Trust Walden Small Cap Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Boston Trust Walden International Equity Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Boston Trust Walden International Equity Fund | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Walden International Equity Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Boston Trust Walden International Equity Fund | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden International Equity Fund | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden International Equity Fund | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Boston Trust Walden International Equity Fund | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden International Equity Fund | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Boston Trust Walden International Equity Fund | Atlas Copco AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden International Equity Fund | Assa Abloy AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Trust Walden International Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Boston Trust Walden International Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Boston Trust Walden International Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Boston Trust Walden International Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Boston Trust Walden International Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Boston Trust Walden International Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Boston Trust Walden International Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Boston Trust Walden International Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Boston Trust Walden International Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Boston Trust Walden International Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Boston Trust Walden International Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Boston Trust Walden International Equity Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%